Document and Entity Information	0 Months Ended
Jan. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jan. 31, 2014
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jan. 31, 2014
Document Effective Date	Jan. 31, 2014
Prospectus Date	Jan. 31, 2014
Core Fixed Income Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPSFX
Core Fixed Income Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MDIAX
Core Fixed Income Portfolio | Class L
Risk/Return:
Trading Symbol	MSXLX
Core Plus Fixed Income Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MFXAX
Core Plus Fixed Income Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPFIX
Core Plus Fixed Income Portfolio | Class L
Risk/Return:
Trading Symbol	MSIOX
High Yield Portfolio | Class I
Risk/Return:
Trading Symbol	MSYIX
High Yield Portfolio | Class A
Risk/Return:
Trading Symbol	MSYPX
High Yield Portfolio | Class L
Risk/Return:
Trading Symbol	MSYLX
Global Strategist Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MBAAX
Global Strategist Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPBAX
Global Strategist Portfolio | Class L
Risk/Return:
Trading Symbol	MSDLX